Dean Small Cap Value Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
COMMON STOCKS — 95.45% Shares Fair Value
Consumer Discretionary — 9.37%
American Woodmark Corp.
(a)
31,195 $ 2,033,914
Hooker Furniture Corp. 68,098 1,585,321
Johnson Outdoors, Inc., Class A 15,495 1,451,727
KAR Auction Services, Inc.
(a)
49,647 775,486
Methode Electronics, Inc. 29,870 1,468,708
Sally Beauty Holdings, Inc.
(a)
40,166 741,464
Standard Motor Products, Inc. 83,186 4,358,114
TRI Pointe Group, Inc.
(a)
171,673 4,787,961
17,202,695
Consumer Staples — 13.92%
Alico , Inc. 18,554 687,055
Cal-Maine Foods, Inc. 87,264 3,227,895
Edgewell Personal Care Co. 47,200 2,157,512
Energizer Holdings, Inc. 30,277 1,214,108
Fresh Del Monte Produce, Inc. 62,899 1,736,012
Hostess Brands, Inc.
(a)
109,997 2,246,139
John B. Sanfilippo & Son, Inc. 37,515 3,382,353
Mission Produce, Inc.
(a)
47,098 739,439
Sanderson Farms, Inc. 14,374 2,746,584
Sprouts Farmers Market, Inc.
(a)
71,361 2,117,994
TreeHouse Foods, Inc.
(a)
39,146 1,586,587
Weis Markets, Inc. 56,375 3,713,985
25,555,663
Energy — 4.91%
Civitas Resources, Inc. 44,142 2,161,634
Murphy USA, Inc. 23,855 4,752,870
National Energy Services Reunited Corp.
(a)
222,340 2,101,113
9,015,617
Financials — 25.35%
American National Group, Inc. 18,452 3,484,476
Associated Banc-Corp. 74,011 1,671,908
Bryn Mawr Bank Corp. 19,573 880,981
Camden National Corp. 60,453 2,911,416
Cathay General Bancorp 26,403 1,135,065
Diamond Hill Investment Group, Inc. 17,534 3,405,629
Employers Holdings, Inc. 94,298 3,902,051
Nelnet, Inc., Class A 27,015 2,638,825
QCR Holdings, Inc. 38,535 2,157,960
Safety Insurance Group, Inc. 53,215 4,524,870
Stewart Information Services Corp. 49,443 3,942,091
StoneX Group, Inc.
(a)
76,662 4,695,548
Washington Federal, Inc. 93,279 3,113,653
Washington Trust Bancorp, Inc. 49,749 2,804,351
Waterstone Financial, Inc. 132,833 2,903,729

Dean Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 95.45% - continued Shares Fair Value
Financials — 25.35% - continued
White Mountains Insurance Group Ltd. 2,345 $ 2,377,596
46,550,149
Health Care — 5.73%
Bioventus , Inc.
(a)
70,443 1,020,719
Haemonetics Corp.
(a)
22,428 1,189,581
Hanger, Inc.
(a)
51,074 925,972
Magellan Health, Inc.
(a)
9,685 919,978
National Healthcare Corp. 49,851 3,386,876
Prestige Consumer Healthcare, Inc.
(a)
50,870 3,085,266
10,528,392
Industrials — 9.43%
Advanced Energy Industries, Inc. 8,971 816,899
Argan , Inc. 97,764 3,782,489
AZZ, Inc. 33,030 1,826,229
DHT Holdings, Inc. 441,417 2,290,954
Heartland Express, Inc. 261,894 4,405,057
Preformed Line Products Co. 12,985 840,130
Werner Enterprises, Inc. 70,239 3,347,591
17,309,349
Materials — 3.63%
Alamos Gold, Inc., Class A 301,652 2,319,704
Compass Minerals International, Inc. 25,588 1,307,035
Encore Wire Corp. 6,626 948,181
NewMarket Corp. 2,956 1,013,080
Stepan Co. 8,665 1,076,973
6,664,973
Real Estate — 8.09%
Alexander's, Inc. 3,772 981,852
CareTrust REIT, Inc. 64,123 1,463,928
CTO Realty Growth, Inc. 47,404 2,911,553
Equity Commonwealth
(a)
131,202 3,398,132
Getty Realty Corp. 100,822 3,235,378
Piedmont Office Realty Trust, Inc., Class A 155,770 2,863,053
14,853,896
Technology — 5.44%
Benchmark Electronics, Inc. 72,380 1,961,498
CMC Materials, Inc. 6,117 1,172,568
CSG Systems International, Inc. 58,210 3,354,061
NextGen Healthcare, Inc.
(a)
52,093 926,734
Plexus Corp.
(a)
11,622 1,114,434
Vishay Intertechnology , Inc. 66,365 1,451,402
9,980,697
Utilities — 9.58%
Avista Corp. 71,768 3,049,423
Northwest Natural Holding Co. 22,224 1,084,087
NorthWestern Corp. 53,113 3,035,939

Dean Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 95.45% - continued Shares Fair Value
Utilities — 9.58% - continued
Portland General Electric Co. 49,647 $ 2,627,319
Southwest Gas Holdings, Inc. 66,162 4,634,647
Spire, Inc. 48,321 3,151,496
17,582,911
Total Investments — 95.45% (Cost $153,047,882) 175,244,342
Other Assets in Excess of Liabilities — 4.55% 8,345,302
NET ASSETS — 100.00% $ 183,589,644
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
COMMON STOCKS — 95.20% Shares Fair Value
Communications — 1.55%
Omnicom Group, Inc. 17,631 $ 1,291,823
Consumer Discretionary — 12.28%
AutoZone, Inc.
(a)
810 1,698,075
BorgWarner, Inc. 25,682 1,157,488
Genuine Parts Co. 9,445 1,324,189
Masco Corp. 19,385 1,361,215
Polaris Industries, Inc. 8,681 954,129
PulteGroup, Inc. 23,793 1,360,008
Skechers U.S.A., Inc., Class A
(a)
25,997 1,128,270
Ulta Beauty, Inc.
(a)
3,013 1,242,380
10,225,754
Consumer Staples — 8.52%
BJ's Wholesale Club Holdings, Inc.
(a)
25,502 1,707,869
Casey's General Stores, Inc. 6,387 1,260,474
Conagra Brands, Inc. 36,972 1,262,594
Flowers Foods, Inc. 53,253 1,462,860
Tyson Foods, Inc., Class A 16,102 1,403,450
7,097,247
Energy — 3.54%
Baker Hughes Co. 47,181 1,135,175
Pioneer Natural Resources Co. 9,985 1,816,072
2,951,247
Financials — 15.77%
Ameriprise Financial, Inc. 4,723 1,424,740
Assurant, Inc. 8,681 1,353,020
Fifth Third Bancorp 36,297 1,580,735
Globe Life, Inc. 13,583 1,272,999
Raymond James Financial, Inc. 17,181 1,724,973
Regions Financial Corp. 51,634 1,125,621
Reinsurance Group of America, Inc. 8,771 960,337
Synchrony Financial 22,174 1,028,652
UMB Financial Corp. 12,774 1,355,449
W.R. Berkley Corp. 15,832 1,304,398
13,130,924
Health Care — 8.05%
Chemed Corp. 2,429 1,285,038
Encompass Health Corp. 18,126 1,182,903
Quest Diagnostics, Inc. 8,681 1,501,900
Syneos Health, Inc.
(a)
16,867 1,731,903
Zimmer Biomet Holdings, Inc. 7,871 999,932
6,701,676
Industrials — 15.49%
Curtiss-Wright Corp. 9,175 1,272,297
Dover Corp. 7,871 1,429,374
Hubbell, Inc. 7,151 1,489,339

Dean Mid Cap Value Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 95.20% - continued Shares Fair Value
Industrials — 15.49% - continued
ITT, Inc. 16,237 $ 1,659,259
Littelfuse , Inc. 4,678 1,472,073
MSC Industrial Direct Co., Inc., Class A 13,673 1,149,352
nVent Electric PLC 41,649 1,582,662
Pentair PLC 17,496 1,277,733
Republic Services, Inc. 11,244 1,567,976
12,900,065
Materials — 8.81%
Avery Dennison Corp. 5,397 1,168,828
Avient Corp. 20,195 1,129,910
Crown Holdings, Inc. 12,819 1,418,038
Eagle Materials, Inc. 7,916 1,317,697
FMC Corp. 12,234 1,344,395
Steel Dynamics, Inc. 15,427 957,554
7,336,422
Real Estate — 9.44%
CBRE Group, Inc., Class A
(a)
15,742 1,708,165
Essex Property Trust, Inc. 5,307 1,869,284
Healthcare Trust of America, Inc., Class A 42,189 1,408,691
STAG Industrial, Inc. 33,913 1,626,467
STORE Capital Corp. 36,432 1,253,261
7,865,868
Technology — 3.43%
Arrow Electronics, Inc.
(a)
10,480 1,407,150
Broadridge Financial Solutions, Inc. 7,916 1,447,203
2,854,353
Utilities — 8.32%
Ameren Corp. 16,192 1,441,250
Atmos Energy Corp. 13,403 1,404,232
CenterPoint Energy, Inc. 48,666 1,358,268
CMS Energy Corp. 22,174 1,442,419
Xcel Energy, Inc. 18,936 1,281,967
6,928,136
Total Investments — 95.20% (Cost $57,296,098) 79,283,515
Other Assets in Excess of Liabilities — 4.80% 3,994,683
NET ASSETS — 100.00% $ 83,278,198
(a) Non-income producing security.